COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

May 1, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	COLUMBIA FUNDS SERIES TRUST I (the Registrant)
Columbia Real Estate Equity Fund
Post-Effective Amendment No. 226
File Nos. 002-99356 /811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 226 (Amendment). This Amendment was filed electronically on April 28, 2015.

If you have any questions regarding this filing, please contact either the undersigned at (212) -850-1703 or Kimberly Tavares at (617) 385-9771.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary Columbia Funds Series Trust I